UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Cash flows from operating activities
Net income	$ 639	$ 4,550
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	4,125	1,645
Share-based compensation	3,740	2,522
Loss on disposal of assets	15	4
Unrealized foreign exchange loss (gain)	900	1,430
Income tax expense (recovery)	(1,045)	2,490
Finance income, net	1,494	(1,190)
Changes in non-cash working capital items:
Trade and other receivables	5,757	(1,264)
Prepaids and deposits	3,405	(2,109)
Contract costs, net	(3,070)	(2,894)
Trade and other payables	1,912	2,389
Employee benefit obligations	(738)	(189)
Deferred revenue	5,439	8,090
Income taxes paid	(840)	(1,285)
Cash from operating activities	21,733	14,189
Cash flows used in investing activities
Purchase of property and equipment	(281)	(586)
Payments related to acquisitions	0	(256)
Acquisition of business, net of cash acquired	(57,728)	0
Cash used in investing activities	(58,009)	(842)
Cash flows used in financing activities
Payments received on net investment in finance lease	0	37
Repayment of lease obligations	(1,016)	(954)
Net interest received (paid)	(1,314)	1,207
Proceeds from exercise of stock options	91	314
Proceeds from share issuance under employee share purchase plan	200	236
Proceeds from borrowings	89,107	0
Shares repurchased for cancellation	(79,421)	(43,615)
Cash from (used in) financing activities	7,647	(42,775)
Net change in cash and cash equivalents during the period	(28,629)	(29,428)
Effect of foreign exchange on cash and cash equivalents	307	1,463
Cash and cash equivalents, beginning of the period	74,037	92,540
Cash and cash equivalents, end of the period	$ 45,715	$ 64,575